UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:   811-10337

BlackRock New York Municipal Income Trust
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock New York Municipal Income Trust
40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:   888-825-2257

Date of fiscal year end:      October 31, 2007
Date of reporting period:    January 31, 2007

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
JANUARY 31, 2007
BlackRock New York Municipal Income Trust (BNY)
(Percentage of Net Assets)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value
			LONG-TERM INVESTMENTS—153.6%
			Multi-State—10.9%
			Charter Mac Equity Issuer Trust,
A3	$ 6,000	[3]	Ser. A-2, 6.30%, 6/30/49	06/09 @ 100	$6,227,700
Baa1	5,500	[3]	Ser. B-1, 6.80%, 11/30/50	11/10 @ 100	5,900,455
			MuniMae TE Bond Subsidiary LLC,
A3	6,000	[3]	Ser. A-1, 6.30%, 6/30/49	06/09 @ 100	6,234,180
Baa1	3,000	[3]	Ser. B-1, 6.80%, 6/30/50	11/10 @ 100	3,225,600
					21,587,935
			New York—126.8%
			Albany Indl. Dev. Agcy., Sch. Impvts. Lease Approp. RB, New Covenant Charter Sch. Proj.,
NR	910		Ser. A, 7.00%, 5/01/25	05/15 @ 102	906,151
NR	590		Ser. A, 7.00%, 5/01/35	05/15 @ 102	579,935
			City of New York, Pub. Impvts. Ad Valorem Ppty. Tax GO,
AAA	6,000	[4]	Ser. C, 5.375%, 3/15/12	N/A	6,459,000
AA-	2,240	[4]	Ser. D, 5.375%, 6/01/12	N/A	2,417,722
AA-	4,760		Ser. D, 5.375%, 6/01/32	06/12 @ 100	5,031,463
BBB	6,700		Cntys. Tobacco Trust III, Misc. Tobacco Settlement Funded RB, 6.00%, 6/01/43	06/13 @ 100	7,225,481
AAA	8,000		Convention Ctr. Operating Corp., Recreational Fac. Impvts. Hotel Occupancy Tax RB,
			Hotel Unit Fee Secured Proj., 5.00%, 11/15/44, AMBAC	11/15 @ 100	8,362,240
			Dorm. Auth.,
AAA	4,855		Hlth., Hosp. & Nursing Home Impvts. RB, Mental Hlth. Svcs. Facs. Proj., 5.00%,
			2/15/35, AMBAC	02/15 @ 100	5,093,915
AA	2,000		Hlth., Hosp. & Nursing Home Impvts. RB, New York Hosp. Med. Ctr. Queens Proj.,
			4.75%, 2/15/37	02/17 @ 100	2,003,120
A-	2,000		Hlth., Hosp. & Nursing Home Impvts. RB, North Shore Long Island Jewish Grp. Proj.,
			5.375%, 5/01/23	05/13 @ 100	2,117,720
A-	2,000		Hlth., Hosp. & Nursing Home Impvts. RB, North Shore Long Island Jewish Grp. Proj.,
			5.50%, 5/01/33	05/13 @ 100	2,132,420
BBB	1,000		Hlth., Hosp. & Nursing Home RB, Mt. Sinai Hosp. Proj., 5.50%, 7/01/26	07/08 @ 100	1,016,970
BBB	5,000		Hlth., Hosp. & Nursing Home RB, Mt. Sinai NYU Hlth. Proj., 5.50%, 7/01/26	07/08 @ 100	5,084,850
AAA	9,000		Univ. & Coll. Impvts. RB, New Sch. Univ. Proj., 5.00%, 7/01/41, MBIA	07/11 @ 100	9,232,470
AAA	5,000		Univ. & Coll. Impvts. RB, New York Univ. Proj., Ser. 2, 5.00%, 7/01/41, AMBAC	07/11 @ 100	5,129,150
AAA	750		Univ. & Coll. Impvts. RB, The New Sch. Proj., 5.00%, 7/01/46, MBIA	07/16 @ 100	787,013
Aa1	850		Hsg. Fin. Agcy., St. Multi-Fam. Hsg. RB, Kensico Terrace Apts. Proj., Ser. B, 4.95%,
			2/15/38, AMT	02/08 @ 100	851,071
AAA	3,900		Hudson Yards Infrastructure Corp., Trans. Impvts. Misc. RB, Ser. A, 4.50%, 2/15/47,
			MBIA	02/17 @ 100	3,845,751
			Liberty Dev. Corp.,
AA-	13,025		Indl. Impvts. Misc. RB, Goldman Sachs Group, Inc. Proj., 5.25%, 10/01/35	No Opt. Call	14,910,759
B3	1,740		Recreational Fac. Impvts. RB, Nat. Sports Museum Proj., Ser. A, 6.125%, 2/15/19	02/16 @ 100	1,822,406
A-	5,000		Long Island Pwr. Auth., Elec., Pwr. & Lt. RB, Ser. B, 5.00%, 12/01/35	06/16 @ 100	5,242,950
AA-	2,000		Madison Cnty. Indl. Dev. Agcy., Univ. & Coll. Impvts. RB, Colgate Univ. Proj., Ser. B,
			5.00%, 7/01/33	07/13 @ 100	2,076,580
			Met. Transp. Auth.,
AA	12,000		Trans. RB, Ser. A, 5.00%, 11/15/30	11/12 @ 100	12,431,880
A	12,000		Trans. RB, Ser. A, 5.125%, 11/15/31	11/12 @ 100	12,558,120
			Mtg. Agcy., Local or Gtd. Hsg. RB,
Aa1	5,950		Ser. 101, 5.40%, 4/01/32, AMT	10/11 @ 100	6,118,801
Aaa	15,500		Ser. A, 5.30%, 10/01/31, AMT	04/11 @ 100	15,830,770
			New York City Indl. Dev. Agcy.,
A	750		Cash Flow Mgmt. Lease RB, Marymount Sch. Proj., 5.125%, 9/01/21, ACA	09/11 @ 102	775,560
A	2,000		Cash Flow Mgmt. Lease RB, Marymount Sch. Proj., 5.25%, 9/01/31, ACA	09/11 @ 102	2,116,280
BBB-	2,000		Econ. Impvts. RB, IAC/Interactive Corp. Proj., 5.00%, 9/01/35	09/15 @ 100	2,069,180
AAA	1,550		Indl. Impvts. RB, Royal Charter Presbyterian Proj., 5.25%, 12/15/32, FSA	12/11 @ 102	1,660,530
BBB-	14,850		Port, Arpt. & Marina Impvts. Lease RB, Airis JFK I LLC Proj., Ser. A, 5.50%, 7/01/28,
			AMT	07/11 @ 100	15,361,285
B	3,200		Port, Arpt. & Marina Impvts. RB, American Airlines, Inc./JFK Intl. Arpt. Proj., 7.625%,
			8/01/25, AMT	08/16 @ 101	3,904,960

BlackRock New York Municipal Income Trust (BNY) (continued)
(Percentage of Net Assets)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value
			New York—(cont'd)
B	$ 4,000		Port, Arpt. & Marina Impvts. RB, American Airlines, Inc./JFK Intl. Arpt. Proj., 7.75%,
			8/01/31, AMT	08/16 @ 101	$4,905,920
AAA	2,750		New York City Mun. Fin. Auth., Wtr. Util. Impvts. Wtr. RB, Second Gen. Resolution Proj.,
			Ser. A, 4.50%, 6/15/37, MBIA	06/16 @ 100	2,736,332
			New York City Mun. Wtr. Fin. Auth.,
AAA	4,000		Cash Flow Mgmt. Wtr. RB, Ser. A, 5.00%, 6/15/32, FGIC	06/11 @ 100	4,119,960
AA+	6,500		Wtr. RB, Ser. C, 5.00%, 6/15/32	06/11 @ 100	6,705,400
AA+	5,000		Wtr. RB, Ser. D, 5.00%, 6/15/39	06/15 @ 100	5,222,900
AA+	1,500		Wtr. Util. Impvts. Wtr. RB, Ser. D, 5.00%, 6/15/38	06/16 @ 100	1,574,310
AAA	2,520		New York City Transl. Fin. Auth., Pub. Impvts. Income Tax RB, 5.00%, 5/01/29	05/09 @ 101	2,585,092
			Port Auth. of New York & New Jersey, Port, Arpt. & Marina Impvts. RB,
Caa1	9,250		Contl. Airlines Proj., 9.125%, 12/01/15, AMT	03/07 @ 100	9,633,875
AAA	13,000		JFK Intl. Air Terminal LLC Proj., 5.75%, 12/01/22, MBIA, AMT	12/07 @ 102	13,443,040
BBB	2,500		Rensselaer Tobacco Sec. Corp., Misc. Tobacco Settlement Funded RB, Ser. A, 5.75%,
			6/01/43	06/12 @ 100	2,630,800
BBB	5,000		Rockland Tobacco Asset Sec. Corp., Misc. Tobacco Settlement Funded RB, 5.75%, 8/15/43	08/12 @ 100	5,270,750
			Suffolk Cnty. Indl. Dev. Agcy.,
BBB-	1,175		Hlth., Hosp. & Nursing Home RB, Active Retirement Cmnty. Proj., 5.00%, 11/01/28	11/16 @ 100	1,193,036
A	7,000		Indl. Impvts. RB, Keyspan-Port Jefferson Proj., 5.25%, 6/01/27, AMT	06/13 @ 100	7,325,360
			TSASC, Inc.,
AAA	8,000	[4]	Cash Flow Mgmt. Tobacco Settlement Funded RB, Ser. 1, 6.375%, 7/15/09	N/A	8,567,920
AAA	5,000	[4]	Rec. Recovery Impvts. Tobacco Settlement Funded RB, Ser. 1, 5.75%, 7/15/12	N/A	5,486,300
AA	2,500		Westchester Cnty. Indl. Dev. Agcy., Private Primary Schs. RB, Winward Sch. Civic Fac.
			Proj., 5.25%, 10/01/31, RAA	10/11 @ 100	2,598,225
AAA	2,000	[4]	Westchester Tobacco Asset Sec., Cash Flow Mgmt. Tobacco Settlement Funded RB,
			6.75%, 7/15/10	N/A	2,208,260
					251,363,983
			Puerto Rico—15.9%
BBB	4,060		Children's Trust Fund, Tobacco Settlement Funded RB, 5.625%, 5/15/43	05/12 @ 100	4,260,848
			Pub. Bldgs. Auth., Pub. Impvts. Lease RB,
BBB	4,400	[4]	Ser. D, 5.25%, 7/01/12	N/A	4,711,784
BBB	1,600		Ser. D, 5.25%, 7/01/36	07/12 @ 100	1,673,488
			Pub. Fin. Corp., Cash Flow Mgmt. Misc. RB,
Aaa	7,475	[4]	Ser. E, 5.50%, 2/01/12	N/A	8,059,321
Aaa	7,000	[4]	Ser. E, 5.70%, 2/01/10	N/A	7,381,850
Aaa	5,500	[4]	Ser. E, 5.75%, 2/01/07	N/A	5,500,000
					31,587,291
			Total Long-Term Investments (cost $289,201,988)		304,539,209
	Shares
	(000)
			MONEY MARKET FUND—1.2%
NR	2,350		AIM Tax Free Cash Reserve Portfolio - Institutional Class (cost $ 2,350,000)	N/A	2,350,000
			Total Investments —154.8% (cost $291,551,9885)		$306,889,209
			Other assets in excess of liabilities —0.6%		1,246,221
			Preferred shares at redemption value, including dividends payable —(55.4)%		(109,799,456)
			Net Assets Applicable to Common Shareholders—100%		$198,335,974

[1]	Using the highest of Standard & Poor's, Moody's Investors Service or Fitch's Ratings.

[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

[3]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of January 31, 2007, the Trust held 9.3% of its net assets, with a current market value of $18,362,335, in securities restricted as to resale.

[4]

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[5]

Cost for federal income tax purposes is $291,547,262. The net unrealized appreciation on a tax basis is $15,341,947, consisting of $15,620,740 gross unrealized appreciation and $278,793 gross unrealized depreciation.

BlackRock New York Municipal Income Trust (BNY) (continued)
(Percentage of Net Assets)

KEY TO ABBREVIATIONS
ACA	— American Capital Access	GO	— General Obligation
AMBAC	— American Municipal Bond Assurance Corp.	MBIA	— Municipal Bond Insurance Assoc.
AMT	— Subject to Alternative Minimum Tax	RAA	— Radian Asset Assurance
FGIC	— Financial Guaranty Insurance Co.	RB	— Revenue Bond
FSA	— Financial Security Assurance

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	BlackRock New York Municipal Income Trust

By: /s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: March 28, 2007

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: March 28, 2007

By: /s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: March 28, 2007